Fair Value Measurements	12 Months Ended
Dec. 31, 2015
Fair Value Disclosures [Abstract]
Fair Value Measurements
Fair Value Measurements
Trade receivables, other current assets, accounts payable, accrued expenses, and other current liabilities are carried at cost which approximates fair value due to their short-term nature.
The following table represents the carrying amounts and estimated fair values of the Partnership’s financial instruments as of December 31, 2015 and 2014.

	2015		2014
(in US$ millions)	Carrying amount	Fair value	Carrying amount	Fair value
Financial assets:
Cash and cash equivalents	55.9	55.9	36.3	36.3
Restricted cash	3.0	3.0	2.2	2.2
Current forward foreign exchange contracts	11.0	11.0	7.7	7.7
Non-current forward foreign exchange contracts	22.9	22.9	15.2	15.2
Financial liabilities:
Current interest rate swap contracts	5.1	5.1	5.6	5.6
Non-current interest rate swap contracts	5.8	5.8	8.4	8.4
Long-term debt - variable rate	104.0	104.0	573.7	573.7
Long-term debt - fixed rate	441.0	443.1	—	—
Long-term debt, affiliates - variable rate, current	8.9	8.9	—	—
Long-term debt, affiliates, - variable rate, non-current	141.3	141.3	56.1	56.1

The carrying amounts shown in the table are included in the consolidated balance sheets under the indicated captions. The carrying value of trade accounts receivable, trade accounts payable and receivables/payables to owners and affiliates approximate their fair value.
The fair values of the financial instruments shown in the above table as of December 31, 2015 and 2014 represent the amounts that would be received to sell those assets or that would be paid to transfer those liabilities in an orderly transaction between market participants at that date. Those fair value measurements maximize the use of observable inputs. However, in situations where there is little, if any, market activity for the asset or liability at the measurement date, the fair value measurement reflects the Partnership’s own judgment about the assumptions that market participants would use in pricing the asset or liability. Those judgments are developed by the Partnership based on the best information available in the circumstances, including expected cash flows and appropriately risk-adjusted discount rates, available observable and unobservable inputs.
The following methods and assumptions were used to estimate the fair value of each class of financial instruments:

•	Cash and cash equivalents: The fair value of the Company’s cash balances approximate the carrying amounts due to the current nature of the amounts.

•	Interest rate swap contracts: The fair value of the interest rate swaps was determined using a discounted cash flow model based on market-based LIBOR/EURIBOR swap yield curves.

•
Forward Foreign Exchange Contracts: The fair value of our forward foreign exchange contracts is the estimated amount that we would receive or pay to terminate the agreements at the reporting date, taking into account interest rates and foreign exchange rates.

•	Variable rate debt: The carrying value of long-term variable rate debt is considered approximate fair value as it is floating rate debt with variable interest rates reset on a quarterly basis.

•
Fixed rate debt: The fair value is determined by discounting the expected future cash flows to the valuation date. All cash flows are discounted by the discount rate corresponding to its payment date, where the discount rates are derived from market interest rates taking into account credit risk.

The following table presents the placement in fair value hierarchy of assets and liabilities that are measured at fair value on a recurring basis (including those items that are required to be measured at fair value or for which fair value is required to be disclosed) as of December 31, 2015 and 2014:

	Fair value measurement 2015
(in US$ millions)	Total	Quoted prices in active markets for identical assets (Level 1)	Significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)
Financial assets:
Cash and cash equivalents	55.9	55.9	—	—
Restricted cash	3.0	3.0	—	—
Current forward foreign exchange contracts	11.0	—	11.0	—
Non-current forward foreign exchange contracts	22.9	—	22.9	—
Financial liabilities:
Current interest rate swap contracts	5.1	—	5.1	—
Non-current interest rate swap contracts	5.8	—	5.8	—
Long-term debt - variable rate	104.0	—	104.0	—
Long-term debt - fixed rate	443.1		443.1
Long-term debt, affiliates, - variable rate current and non-current	150.2	—	150.2	—

	Fair value measurement 2014
(in US$ millions)	Total	Quoted prices in active markets for identical assets (Level 1)	Significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)
Financial assets:
Cash and cash equivalents, incl restricted cash	36.3	36.3	—	—
Restricted cash	2.2	2.2	—	—
Current forward foreign exchange contracts	7.7	—	7.7	—
Non-current forward foreign exchange contracts	15.2	—	15.2	—
Financial liabilities:
Current interest rate swap contracts	5.6		5.6
Non-current interest rate swap contracts	8.4	—	8.4	—
Long-term debt - variable rate	573.7	—	573.7	—
Long-term debt, affiliates - variable rate	56.1	—	56.1	—

There were no transfers into or out of Level 1, Level 2 or Level 3 for the years ended December 31, 2015 and December 31, 2014.